Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
May 5, 2009
VIA EDGAR
Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Bishop Street Funds: (File Nos. 033-80514 and 811-08572)
Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust’s Large Cap Core Equity Fund, Strategic Growth Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, U.S. Government Money Market Fund, and Treasury Money Market Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 30, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000893220-09-000993 on April 30, 2009.
Please do not hesitate to contact me at 215.963.5037 or Magda El Guindi-Rosenbaum at 202.739.5778 should you have any questions.

Sincerely,
/s/ Timothy W. Levin
Timothy W. Levin